Document and Entity Information	Dec. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 24, 2019
Document Effective Date	Jul. 24, 2019
Prospectus Date	May 01, 2019